Revenue	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue
5	Revenue
During the years ended December 31, 2019, 2020 and 2021, revenue contributed by
music subscription packages amounted to RMB3,563 million, RMB5,560 million and RMB7,333 million, respectively.
As at December 2020 and 2021, incremental contract costs related to contracts with customers are not material to the Group. Details of contract liabilities were disclosed in Note 27.